Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 681,480	$ 248,382
Restricted cash	645,505	615,433
Short-term investments	64,354	64,736
Prepaid expense and other current assets	346,616	96,213
Total Current Assets	2,501,343	2,179,815
Property and equipment, net	12,835,409	511,088
Operating lease right-of-use assets	1,913,278	640,387
Long-term investments	1,878,465	2,258,754
Prepayment for long-term investments	1,124,842	1,124,842
Prepayment for asset acquisition	691,900	691,900
Other non-current assets	116,966	133,121
Total Assets	21,062,203	7,539,907
Current Liabilities
Short-term bank and other loans	755,512	840,252
Accrued expenses and other current liabilities	4,161,629	3,509,422
Contract liabilities	12,600	81,115
Operating lease liabilities – current	317,557	403,581
Tax payable	11,964
Convertible notes payable – third parties, net	559,010	950,046
Total Current Liabilities	6,163,976	6,557,461
Tenant security deposit		21,680
Operating lease liability – non-current	1,600,747	236,807
Total Liabilities	7,764,723	6,815,948
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 authorized, 25,053,193 and 13,868,484 shares issued and outstanding as of December 31, 2025 and 2024, respectively	25,053	13,868
Stock to be issued	359,000	31,040
Additional paid-in capital	96,008,258	78,595,065
Accumulated deficit	(76,858,361)	(68,949,807)
Accumulated other comprehensive income	487,602	445,665
Treasury stock	(8,909,691)	(8,909,691)
Total Stockholders’ equity	11,111,861	1,226,140
Noncontrolling interest	2,185,619	(502,181)
Total Equity	13,297,480	723,959
Total Liabilities and Equity	21,062,203	7,539,907
Related Party
Current Assets
Due from related parties – current	763,388	1,155,051
Current Liabilities
Due to related parties	105,704	773,045
Convertible notes payable – related parties, net	$ 240,000